Other Current Aassets	12 Months Ended
Dec. 31, 2010
Other Current Assets [Abstract]
Other current assets
8.	Other current assets
Other current assets consisted of the following:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Input value-added tax recoverable	138,187	379,162
Value-added tax refund from export sales	41,826	135,112
Prepaid input VAT & customs duty for import machinery and materials	—	106,664
Prepaid expenses	13,300	12,361
Insurance recovery asset	—	29,802
Prepayment for application of land use right	—	45,927
Others	8,908	31,742

	202,221	740,770